Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 20,751	$ 22,517	$ 14,293
Investment securities available-for-sale:
Unrealized (losses) gains on investment securities available-for-sale, net of tax	(37,019)	(2,895)	3,408
Adjustment for (gains) on sale of investment securities, net of tax	0	(96)	(32)
Defined benefit pension plans:
Net gains arising during the year, net of tax	2,012	4,466	1,738
Amortization of prior service cost included in net periodic pension cost, net of tax	0	290	169
Total other comprehensive (loss) income	(35,007)	1,765	5,283
Total comprehensive (loss) income	$ (14,256)	$ 24,282	$ 19,576